S000048642 [Member] Investment Strategy - Sit Small Cap Dividend Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in small cap dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, U.S. Treasury securities (including Treasury bills, notes and bonds), and closed‑end investment companies.
The Fund’s benchmark index to be used in connection with the Fund’s investment objective is the Russell 2000® Index, and such benchmark index may be changed from time to time with approval of the Fund’s Board of Directors. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization).
Small cap stocks are issued by companies with capitalizations at the time of purchase of up to $3 billion, or up to the market capitalization of the largest company included in the Russell 2000® Index measured at the end of the previous twelve months. As of September 30, 2025, the market capitalization of the largest company included in the Russell 2000® Index measured at the end of the previous twelve months was $25.2 billion.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying, growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
›	a record of paying dividends,
›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Russell 2000® Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.